Segment information and revenue analysis (Tables)	6 Months Ended
Jun. 30, 2026
Segment Information And Revenue Analysis
Schedule of disaggregated information of revenues from continuing operations

	For the six months ended June 30, 2026	For the six months ended June 30, 2025
	(Unaudited)	(Unaudited)
Business integration services	$—	$—
Digital advertising and marketing campaign services	1,864,869	3,443,594
Total revenues	$1,864,869	$3,443,594

Schedule of disaggregated information of revenues by geography

	For the six months ended June 30, 2026	For the six months ended June 30, 2025
	(Unaudited)	(Unaudited)
Mainland China	$1,864,869	$3,443,594
Outside Mainland China	—	—
Total revenues	$1,864,869	$3,443,594